UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-6727
                                   --------

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)


                 35955 Huntland Farm Road, Middleburg, VA 20117
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Dietrich
                 35955 Huntland Farm Road, Middleburg, VA 20117
                 ----------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30, 2006
                         -------------

Date of reporting period: 12-month period ended June 30, 2006
                          -----------------------------------

Item 1. Proxy Voting Record.

The following information relates to each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;


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

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

(a) Issuer        Northern Dynasty Minerals, Ltd.
(b) Symbol        NAK
(c) CUSIP         66510m204
(d) Date          7/4/2005
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Determine number of directors at eleven     FOR               FOR
Issuer            Appoint accountants as auditors             FOR               FOR
Issuer            Auth. Dir's to fix auditor's remuneration   FOR               FOR
Issuer            Remove Pre-existing provisions              FOR               FOR
Issuer            Resolution to adopt new articles            FOR               FOR
Issuer            Increase share options plan                 FOR               FOR
Issuer            Transact other Business                     FOR               FOR

(a) Issuer        Satyam Computer Services, Ltd.
(b) Symbol        SAY
(c) CUSIP         804098101
(d) Date          7/22/2005
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Approval of Auditors' & Directors' reports  FOR               FOR
Issuer            Approval to declare dividend                FOR               FOR
Issuer            Reappoint Palepu as Director                FOR               FOR
Issuer            Appoint Waterhouse as auditors              FOR               FOR

(a) Issuer        Applied Industrial Technologies
(b) Symbol        AIT
(c) CUSIP         03820c105
(d) Date          10/12/2005
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Amendment to increase shares to 80M         FOR               FOR
Issuer            Appoint independent auditors                FOR               FOR

(a) Issuer        Waterside Capital Corp.
(b) Symbol        WSCC
(c) CUSIP         941872103
(d) Date          10/17/2005
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director Nominees                     FOR               FOR
Issuer            Appoint Witt Mares Eggleston as Auditors    FOR               FOR

(a) Issuer        Autodesk, Inc.
(b) Symbol        ADSK
(c) CUSIP         052769106
(d) Date          11/10/2005
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Approve ADSK 2006 stock plan, etc.          FOR               FOR
Issuer            Approve increase in number of shares...     FOR               FOR

(a) Issuer        Sasol Limited
(b) Symbol        SSL
(c) CUSIP         803866300
(d) Date          12/02/2005
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
(g) ABSTAIN

(a) Issuer        United Natural Foods, Inc.
(b) Symbol        UNFI
(c) CUSIP         911163103
(d) Date          12/08/2005
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Approve increase in shares to 100M          FOR               FOR
Issuer            Ratify KPMG as accounting firm              FOR               FOR

(a) Issuer        Franklin Resources
(b) Symbol        BEN
(c) CUSIP         354613101
(d) Date          01/26/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            App'nt PriceWaterhouse as accounting firm   FOR               FOR

(a) Issuer        Gildan Activewear
(b) Symbol        GIL
(c) CUSIP         375916103
(d) Date          002/02/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Appoint KPMG as auditors                    FOR               FOR
Issuer            Amend Corp.'s long term incentive plan      FOR               FOR

(a) Issuer        Canadian National Railway
(b) Symbol        CNI
(c) CUSIP         136375102
(d) Date          4/21/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Appoint KPMG as auditors                    FOR               FOR

(a) Issuer        Herbalife, Ltd.
(b) Symbol        HLF
(c) CUSIP         G4412G101
(d) Date          4/27/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Ratify Public Accountants                   FOR               FOR

(a) Issuer        USA Truck
(b) Symbol        USAK
(c) CUSIP         902925106
(d) Date          5/3/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Inc. # shares from 16M to 30M               FOR               FOR

(a) Issuer        Peabody Energy Corp.
(b) Symbol        BTU
(c) CUSIP         704549104
(d) Date          5/5/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
(g) NOT VOTED (received after meeting date)

(a) Issuer        CVS Corp.
(b) Symbol        CVS
(c) CUSIP         126650100
(d) Date          5/11/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
(g) NOT VOTED (received after meeting date)

(a) Issuer        Wesco International, Inc.
(b) Symbol        WCC
(c) CUSIP         95082p105
(d) Date          5/17/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Ratify Price/Waterhouse as accounting firm  FOR               FOR

(a) Issuer        Affiliated Managers Group
(b) Symbol        AMG
(c) CUSIP         008252108
(d) Date          5/31/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect director nominees                     FOR               FOR
Issuer            Approve 2006 stock incentive plan           FOR               FOR
Issuer            Increase shares of voting stock             FOR               FOR
Issuer            Ratify PWC as public accountants            FOR               FOR

(a) Issuer        Hudson City Bancorp, Inc.
(b) Symbol        HCBK
(c) CUSIP         443683107
(d) Date          6/8/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
(g) NOT VOTED (received after meeting date)

(a) Issuer        Northern Dynasty Minerals
(b) Symbol        NAK
(c) CUSIP         66510m204
(d) Date          6/20/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Appoint Visser Gray as accountants          FOR               FOR
Issuer            Amend to 10% "rolling" plan                 FOR               FOR

(a) Issuer        NVIDIA Corp.
(b) Symbol        NVDA
(c) CUSIP         67066g104
(d) Date          6/22/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Ratify PWC as public accountants            FOR               FOR


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

(a) Issuer        WPP Group PLC
(b) Symbol        WPPGY
(c) CUSIP         929309409
(d) Date          6/27/2006
(f) BY            (e) Proposal                                (h) Vote          (i) MRV
Issuer            Elect Director's Nominees                   FOR               FOR
Issuer            Receive and approve audited accounts        FOR               FOR
Issuer            Declare final dividend                      FOR               FOR
Issuer            Re-appoint auditors and auth. Dir's         FOR               FOR
Issuer            Auth. Dir's to allot relevant securities    FOR               FOR
Issuer            Auth. company to purchase own shares        FOR               FOR
Issuer            Auth. Dir's to allot equity shares          FOR               FOR
Issuer            Approve remuneration report                 FOR               FOR




                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
--------------------
(Registrant)

By       /S/ Paul Dietrich
         -----------------
         Paul Dietrich, President and
         principal executive officer

Date     August 22, 2006
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